Accumulated Other Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 16,365	$ 13,489	$ 10,026
Portion of net (gain) loss recognized in other comprehensive income, before taxes	(31)	(104)	0
Provision for income taxes	(34,999)	(30,077)	(41,292)
Net income	69,178	62,764	89,405
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	8,997	8,664	3,942
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	13,866	11,741	6,113
Provision for income taxes	(4,853)	(4,109)	(2,140)
Net income	9,013	7,632	3,973
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net (gain) loss recognized in other comprehensive income, before taxes	(24)	1,588	(47)
Provision for income taxes	8	(556)	16
Net income	$ (16)	$ 1,032	$ (31)